SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Feb. 28, 2018
Partnership agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years 7 months 6 days
Partnership agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years 6 months
Trade name and domain names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Trade name and domain names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years 4 months 24 days
Copyrights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Copyrights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years 6 months
Student and User Base [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year 3 months 18 days
Student and User Base [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years
Non-compete agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years
Non-compete agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year 8 months 12 days
Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Concession [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Concession [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
School cooperation agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
School cooperation agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years 4 months 24 days
Teaching Materials [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years